Equity Accounted Investees - Summary of Equity Accounted Investees (Parenthetical) (Detail)		6 Months Ended	12 Months Ended
	Apr. 30, 2010	Jun. 30, 2019	Dec. 31, 2018
Heineken Company [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate		8.63%
Heineken Holding N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate			12.26%
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate	20.00%	14.80%	14.76%